Loans and Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 383,730	$ 372,249
Loans pledged at the Federal Reserve Bank	90,000	85,100
Net unearned interest and deferred fees and costs on originated loans and unamortized premiums and discounts on purchased loans	2,000	2,500
Non-performing assets	1,600	1,800
Nonperforming loans	1,500	1,800
Non-performing OREO	24	21
Non-performing assets other	19	18
Foreclosed residential real estate property included in OREO	24	21
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs	65	46
Residential mortgage loans secured by residential real estate in process of foreclosure	705	576
Modified loans	4,398	4,423	$ 3,726
Commitments to lend	410
Trial Modifications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified loans	449
GNMA loans upon foreclosure
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure	458	354
Federal Home Loan Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 127,800	$ 127,600